SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

b.	The following presents segment results of operations for the year ended December 31, 2017:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	24,364	62,208	(8,417)	78,155

Segments operating profit	2,742	7,569	(2)	10,309

Segments tangible and intangible assets	9,026	37,799	1,968	48,793

Depreciation, amortization and impairment expenses	144	2,780	-	2,924

Expenditure for assets	197	3,069	-	3,266

The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	22,707	49,620	(7,974)	64,353

Segments operating profit	1,660	4,708	(120)	6,248

Segments tangible and intangible assets	8,359	35,392	2,148	45,899

Depreciation, amortization and impairment expenses	321	2,295	-	2,616

Expenditure for assets	135	2,264	-	2,399

The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	19,489	47,938	(6,860)	60,567

Segments operating profit	1,000	3,848	493	5,341

Segments tangible and intangible assets	8,469	24,836	1,804	35,109

Depreciation, amortization and impairment expenses	338	3,067	-	3,405

Expenditure for assets	149	1,647	-	1,796

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

c.	Summary information about geographical areas:

		Year ended December 31,
		2017	2016	2015
1.	Revenues *):

	Israel	35,230	29,438	26,487
	Latin America (mainly Mexico)	9,603	7,009	7,601
	Brazil	14,248	9,142	7,173
	Argentina	4,607	3,995	4,616
	Europe	4,413	4,501	5,271
	Other	10,054	10,268	9,419

		78,155	64,353	60,567

*) Revenues are attributed to geographic areas based on the location of the end customers.